Convertible Notes Receivable - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	Nov. 27, 2019	Dec. 14, 2017 USD ($)	Dec. 31, 2020 USD ($)	Jul. 14, 2020 $ / shares shares	Jul. 13, 2020 $ / shares	Dec. 31, 2019 USD ($)	Dec. 24, 2019 USD ($)	Dec. 14, 2017 CAD ($) $ / shares
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable			$ 11,353			$ 21,856
Gold X Mining Corp [Member]
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable							$ 10,000
Coupon rate on convertible note receivable							10.00%
Convertible notes receivable face value							$ 20,000
Interest rate							10.00%
Number of common shares received | shares				4,467,317
Conversion price per share for outstanding interest | $ / shares				$ 3.20	$ 3.57
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable		$ 16,000						$ 20
Coupon rate on convertible note receivable		10.00%						10.00%
Interest rate charged On deferred interest	15.00%
Convertible note original term to maturity		seven
Option to defer interest payment criteria		Kutcho elected to defer the first six interest payments, with all deferred payments being due no later than December 31, 2023
Conversion price per share | $ / shares								$ 0.8125
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 36 months until 60 months		20.00%						20.00%
Loan amount outstanding period for covering 20% of prepayment penalty		after 36 months until 60 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 60 months until maturity		15.00%						15.00%
Loan amount outstanding period for covering 15% of prepayment penalty		after 60 months until maturity